Parent Company Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 6,485	$ 1,556	$ 1,728	$ 1,541	$ 1,448	$ 974	$ 1,005	$ 921	$ 11,310	$ 4,348	$ 4,411
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities:
Excess tax (benefit) expense from share-based compensation									(28)	(15)	(4)
Deferred income tax provision (benefit)									(444)	(766)	1,183
Net gain on sale of investment in affiliate									(5,263)	0	0
Net cash provided by operating activities									16,307	13,746	17,760
Cash flows from investing activities:
Purchases of available for sale securities									(29,493)	(45,360)	(36,216)
Proceeds from maturities of and principal repayments on available for sale securities									34,697	32,126	32,566
Proceeds from sales of available for sale securities									9,014	9,703	1,109
Proceeds from sale of investment in affiliate									5,581	0	0
Net cash used in investing activities									(38,639)	(136,817)	(2,340)
Cash flows from financing activities:
Stock options exercised									67	715	367
Common shares repurchased									(178)	(7,730)	(651)
Cash dividends on common stock									(1,889)	(1,914)	(1,475)
Excess tax benefit (expense) from share-based compensation									28	15	4
Net cash provided by (used in) financing activities									54,740	124,598	(3,490)
Net change in cash and cash equivalents									32,408	1,527	11,930
Cash and cash equivalents at beginning of year				40,778				39,251	40,778	39,251	27,321
Cash and cash equivalents at end of year	73,186				40,778				73,186	40,778	39,251
Parent Company [Member]
Cash flows from operating activities:
Net income									11,310	4,348	4,411
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities:
Equity in undistributed net income of subsidiary									(6,214)	(4,261)	(4,647)
Excess tax (benefit) expense from share-based compensation									(28)	(15)	(4)
Deferred income tax provision (benefit)									(680)	295	1,364
Net gain on sale of investment in affiliate									(5,263)	0	0
Other, net									3,035	132	3,323
Net cash provided by operating activities									2,160	499	4,447
Cash flows from investing activities:
Purchases of available for sale securities									0	(3,014)	(1,973)
Proceeds from maturities of and principal repayments on available for sale securities									0	1,000	3,015
Proceeds from sales of available for sale securities									0	0	1,028
Proceeds from sale of investment in affiliate									5,581	0	0
Payments received on ESOP note receivable									516	495	475
Investment in subsidiary									920	550	1,104
Net cash used in investing activities									7,017	(969)	3,649
Cash flows from financing activities:
Stock options exercised									67	715	367
Common shares repurchased									(178)	(7,730)	(651)
Cash dividends on common stock									(1,889)	(1,914)	(1,475)
Excess tax benefit (expense) from share-based compensation									28	15	4
Net cash provided by (used in) financing activities									(1,972)	(8,914)	(1,755)
Net change in cash and cash equivalents									7,205	(9,384)	6,341
Cash and cash equivalents at beginning of year				$ 3,546				$ 12,930	3,546	12,930	6,589
Cash and cash equivalents at end of year	$ 10,751				$ 3,546				$ 10,751	$ 3,546	$ 12,930